13002658

NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street, 23rd Floor
New York, NY 10005
nyseregulation.com

Received SEC

MAY 15 2013

Washington, DC 20549

CERT NSY
File No. 001-31564

May 15, 2013

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on May 14, 2013 the NYSE MKT LLC (the "Exchange") received from Fibrocell Science, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Director, Corporate Compliance
NYSE Regulation, Inc.